Note 25 - Provisions - Expected Terms to Settle Obligations (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Provisions Expected Terms to Settle Obligations LineItems
Provisions for Financial Guarantees and Loan Commitments	$ 358,329,000	$ 1,649,000	$ 1,071,000
Other Provisions	1,349,787,000	1,318,131,000	1,581,971,000
Provisions Within 12 Months Member
Provisions Expected Terms to Settle Obligations LineItems
Provisions for Financial Guarantees and Loan Commitments	350,789,000	1,649,000	1,071,000
Other Provisions	611,997,000	1,016,044,000	1,167,800,000
Provisions After 12 Months Member
Provisions Expected Terms to Settle Obligations LineItems
Provisions for Financial Guarantees and Loan Commitments	7,540,000	0	0
Other Provisions	$ 737,790,000	$ 302,087,000	$ 414,171,000